EMBEDDED DERIVATIVE LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILITIES

The following rollforward presents the fair value of derivative liabilities recorded on the Company’s balance sheet as of June 30, 2026:

Balance, December 31, 2025	$-
Additions:
Embedded derivative liabilities – convertible promissory notes	$1,532,480
Embedded derivative liabilities – warrant	$743,655
Conversions	$-
Balance, June 30, 2026	$2,276,135